Expected credit losses, measured using sufficient and available historical data, are presented below (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Commercial and industrial	R$ 247,674,252
Commercial and industrial	6.00%	5.00%	7.00%
Commercial and industrial	50.00%	41.00%	40.00%
Real Estate Credit - construction	R$ 54,738,606	R$ 45,791,869	R$ 39,720,713
Real Estate Credit - construction	2.00%	3.00%	3.00%
Real Estate Credit - construction	8.00%	7.00%	10.00%
Individual loans	R$ 188,408,840
Individual loans	10.00%	9.00%	10.00%
Individual loans	61.00%	52.00%	64.00%
Leasing	R$ 2,533,004	R$ 2,096,359	R$ 2,111,840
Leasing	2.00%	1.00%	2.00%
Leasing	31.00%	31.00%	41.00%
Commercial and industrial	R$ 215,967,128	R$ 191,281,653	R$ 145,387,439
Individual loans	R$ 220,115,963	R$ 178,652,145	R$ 160,036,668